SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Segment Information for Assets and Liabilities
Segmented information for assets and liabilities are as follows:

March 31, 2021
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$124,636	$909	$11,177	$191	$4,322	$79,954	$221,189
Plant and equipment	53,651	3,833	15,765	59	965	1,456	75,729
Mineral rights and properties	225,023	7,345	28,314	16,747	-	-	277,429
Investment in an associate	-	-	-	-	-	53,457	53,457
Other investments	2,289	-	-	-	-	13,444	15,733
Reclamation deposits	3,898	-	4,607	-	-	8	8,513
Long-term prepaids and deposits	221	101	87	-	-	-	409
Long-term portion of lease receivable	-	-	-	-	-	183	183
Total assets	$409,718	$12,188	$59,950	$16,997	$5,287	$148,502	$652,642
Current liabilities	$28,654	$625	$4,570	$-	$112	$3,214	$37,175
Long-term portion of lease obligation	-	-	-	-	-	1,084	1,084
Deferred income tax liabilities	39,756	1,036	-	-	-	-	40,792
Environmental rehabilitation	6,115	993	755	-	-	-	7,863
Total liabilities	$74,525	$2,654	$5,325	$-	$112	$4,298	$86,914

March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$80,160	$1,467	$3,665	$-	$4,289	$68,598	$158,179
Plant and equipment	45,113	3,893	15,261	-	862	1,593	66,722
Mineral rights and properties	192,746	6,884	24,956	-	-	-	224,586
Investment in an associate	-	-	-	-	-	44,555	44,555
Other investments	2,117	-	-	-	-	6,633	8,750
Reclamation deposits	5,043	-	4,180	-	-	7	9,230
Long-term prepaids and deposits	205	99	86	-	-	-	390
Long-term portion of lease receivable	-	-	-	-	-	348	348
Total assets	$325,384	$12,343	$48,148	$-	$5,151	$121,734	$512,760
Current liabilities	$19,495	$1,322	$3,154	$-	$625	$3,232	$27,828
Long-term portion of lease obligation	-	-	-	-	-	1,502	1,502
Deferred income tax liabilities	34,761	997	-	-	-	-	35,758
Environmental rehabilitation	6,775	1,015	910	-	-	-	8,700
Total liabilities	$61,031	$3,334	$4,064	$-	$625	$4,734	$73,788

Schedule of Segment Information for Operating Results
Segmented information for operating results are as follows:

Year ended March 31, 2021
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Revenue	$157,297	$1,553	$33,255	$-	$-	$-	$192,105
Costs of mine operations	(83,090)	(1,356)	(23,497)	-	-	-	(107,943)
Income from mine operations	74,207	197	9,758	-	-	-	84,162
Operating expenses	(1,848)	576	9	(6)	(1,012)	(10,157)	(12,438)
Finance items, net	1,788	(29)	145	-	118	(243)	1,779
Income tax expenses	(10,876)	41	(960)	-	(8)	(1,191)	(12,994)
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509
Attributable to:
Equity holders of the Company	49,422	566	8,864	(3)	(902)	(11,571)	46,376
Non-controlling interests	13,849	219	88	(3)	-	(20)	14,133
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509
(1) Hunan’s BYP project was placed on care and maintenance in August 2014.

Year ended March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Revenue	$131,434	$-	$27,395	$-	$-	$-	$158,829
Costs of mine operations	(77,337)	(403)	(21,689)	-	(26)	-	(99,455)
Income from mine operations	54,097	(403)	5,706	-	(26)	-	59,374
Operating income (expenses)	333	(134)	(178)	(60)	(1,590)	(5,583)	(7,212)
Finance items, net	1,366	(147)	136	-	133	462	1,950
Income tax recoveries (expenses)	(5,013)	(53)	(1,060)	-	(1)	(2,782)	(8,909)
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203
Attributable to:
Equity holders of the Company	39,679	(516)	4,558	(60)	(1,484)	(7,903)	34,274
Non-controlling interests	11,104	(221)	46	-	-	-	10,929
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203

Schedule of Sales by Metal

The sales generated for the years ended March 31, 2021 and 2020 were all earned in China and are comprised of:

		Year ended March 31, 2021
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$102,100	$-	$9,091	$111,191
Gold (Au)	5,169	1,553	-	6,722
Lead (Pb)	42,836	-	7,628	50,464
Zinc (Zn)	5,898	-	15,895	21,793
Other	1,294	-	641	1,935
	$157,297	$1,553	$33,255	$192,105

		Year ended March 31, 2020
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$77,617	$-	$7,255	$84,872
Gold (Au)	3,911	-	-	3,911
Lead (Pb)	43,312	-	8,654	51,966
Zinc (Zn)	4,911	-	10,869	15,780
Other	1,683	-	617	2,300
	$131,434	$-	$27,395	$158,829